Significant events in the current year - Coronavirus impact (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments.
Amount pledged and expensed to support COVID-19 relief efforts			$ 109
Income tax rate	20.00%	22.00%	34.00%
Recognized income tax gain			$ 80
Discontinued the nickel hedge program
Derivative financial instruments.
Cash consideration of the sale of contract options			$ 230
Indonesia
Derivative financial instruments.
Income tax rate			25.00%